Stock-Based Compensation (Details)				1 Months Ended	12 Months Ended
	Jan. 24, 2025 shares	Dec. 17, 2024 USD ($) shares	Mar. 06, 2024 shares	Aug. 31, 2023 USD ($) Directors shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Apr. 11, 2025 shares
Stock-Based Compensation [Line Items]
Issued restricted ordinary shares | shares	1,480,000		60,000		151,256			60,000
Stock-based compensation expense (in Dollars) | $					$ 1,350,800	$ 1,849,356	[1]	$ 1,101,800	[1]
Issuance of plan shares | shares		120,000
Number of ordinary shares – issued and outstanding | shares					17,808,947	17,808,947
Stock based compensation expense (in Dollars) | $		$ 1,503,125				$ 75,000
Stock based compensation expense (in Dollars) | $				$ 271,800				830,000
Provision for Stock based Compensation (in Dollars) | $								$ 115,831
2022 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Issued restricted ordinary shares | shares			120,000	60,000
Number of service performer (in Directors) | Directors				3
Restricted Ordinary Shares [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares – issued and outstanding | shares		1,300,000				69,445
Restricted Ordinary Shares [Member] | Forecast [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares – issued and outstanding | shares										1,300,000
Stock-based compensation in fiscal year 2025 [Member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars) | $					$ 1,050,800
Ordinary shares [member]
Stock-Based Compensation [Line Items]
Stock-based compensation expense (in Dollars) | $					$ 150,000

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.